Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Materials Portfolio

May 31, 2021

IND-QTLY-0721
1.802177.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Chemicals - 59.5%
Commodity Chemicals - 9.5%
LyondellBasell Industries NV Class A	312,200	$35,159,964
Olin Corp.	1,006,700	49,217,563
Tronox Holdings PLC	2,376,903	55,809,682
		140,187,209
Diversified Chemicals - 1.5%
Eastman Chemical Co.	84,300	10,571,220
Huntsman Corp.	411,500	11,678,370
		22,249,590
Fertilizers & Agricultural Chemicals - 7.8%
CF Industries Holdings, Inc.	287,400	15,281,058
Corteva, Inc.	809,211	36,819,101
FMC Corp.	174,617	20,376,058
Nutrien Ltd.	474,800	29,528,351
The Mosaic Co.	237,100	8,568,794
The Scotts Miracle-Gro Co. Class A	20,500	4,456,085
		115,029,447
Industrial Gases - 14.8%
Air Products & Chemicals, Inc.	220,700	66,134,962
Linde PLC	502,886	151,167,533
		217,302,495
Specialty Chemicals - 25.9%
Albemarle Corp. U.S.	150,400	25,128,832
Ashland Global Holdings, Inc.	72,700	6,894,868
Balchem Corp.	144,000	18,864,000
Corbion NV	42,200	2,436,154
Diversey Holdings Ltd. (a)	306,000	5,165,280
DuPont de Nemours, Inc.	395,817	33,482,160
Ecolab, Inc.	261,610	56,267,079
Element Solutions, Inc.	1,120,600	26,210,834
Ingevity Corp. (a)	34,100	2,806,771
Innospec, Inc.	111,700	11,293,987
International Flavors & Fragrances, Inc.	290,315	41,128,926
Livent Corp. (a)(b)	477,397	9,314,015
PPG Industries, Inc.	230,700	41,461,404
RPM International, Inc.	161,500	15,105,095
Sherwin-Williams Co.	250,200	70,939,206
Stepan Co.	20,400	2,747,064
Wacker Chemie AG	68,400	11,577,361
		380,823,036

TOTAL CHEMICALS		875,591,777

Construction Materials - 6.6%
Construction Materials - 6.6%
Martin Marietta Materials, Inc.	118,000	42,910,700
Summit Materials, Inc. (a)	318,500	11,090,170
Vulcan Materials Co.	236,100	43,281,852
		97,282,722
Containers & Packaging - 7.8%
Metal & Glass Containers - 5.0%
Aptargroup, Inc.	120,100	17,691,931
Ball Corp.	366,800	30,136,288
Crown Holdings, Inc.	247,959	25,599,287
		73,427,506
Paper Packaging - 2.8%
Avery Dennison Corp.	126,000	27,786,780
Packaging Corp. of America	88,100	13,096,065
		40,882,845

TOTAL CONTAINERS & PACKAGING		114,310,351

Metals & Mining - 23.4%
Aluminum - 0.7%
Alcoa Corp. (a)	143,600	5,696,612
Kaiser Aluminum Corp.	30,800	3,985,212
		9,681,824
Copper - 9.7%
First Quantum Minerals Ltd.	855,600	21,282,877
Freeport-McMoRan, Inc.	1,946,300	83,145,936
Lundin Mining Corp.	3,601,600	38,667,896
		143,096,709
Diversified Metals & Mining - 0.4%
MMC Norilsk Nickel PJSC sponsored ADR	168,000	6,017,760
Gold - 5.2%
Newmont Corp.	890,100	65,404,548
Royal Gold, Inc.	92,000	11,386,840
		76,791,388
Steel - 7.4%
Allegheny Technologies, Inc. (a)	149,100	3,651,459
Cleveland-Cliffs, Inc. (a)	767,200	15,436,064
Commercial Metals Co.	537,900	16,927,713
Nucor Corp.	338,400	34,699,536
Reliance Steel & Aluminum Co.	134,800	22,655,836
Steel Dynamics, Inc.	258,900	16,163,127
		109,533,735

TOTAL METALS & MINING		345,121,416

Paper & Forest Products - 1.4%
Forest Products - 1.4%
Louisiana-Pacific Corp.	225,700	15,169,297
West Fraser Timber Co. Ltd.	79,300	6,102,171
		21,271,468
TOTAL COMMON STOCKS
(Cost $1,006,225,119)		1,453,577,734

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.03% (c)	18,246,865	18,250,514
Fidelity Securities Lending Cash Central Fund 0.03% (c)(d)	6,979,657	6,980,355
TOTAL MONEY MARKET FUNDS
(Cost $25,230,869)		25,230,869
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,031,455,988)		1,478,808,603
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(6,367,840)
NET ASSETS - 100%		$1,472,440,763

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,850
Fidelity Securities Lending Cash Central Fund	4,212
Total	$6,062

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.